Short-term bank borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Bank loans	395,000	490,000